AMOUNTS RECEIVABLE (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Amounts Receivable [Abstract]
GST/HST receivable	$ 2,068	$ 1,659
Other receivable	611	377
Total	$ 2,679	$ 2,036